Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,995	$ 1,506	¥ 58
Amount due from subsidiaries	244,981	33,562	242,050
Deferred IPO expenses			713
Total current assets	255,976	35,068	242,821
Non-current assets
Intangible assets	12,504	1,713
Investment in subsidiaries	(126,637)	(17,349)	(144,058)
Total non-current assets	(114,133)	(15,636)	(144,058)
Total assets	141,843	19,432	98,763
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY
Accounts payable	1,642	224
Amount due to subsidiaries	8,231	1,128
Total liabilities	9,873	1,352
Mezzanine equity:
Redeemable preferred shares			241,411
Shareholders’ (deficit) equity:
Preferred shares			21
Ordinary shares	119	16	41
Additional paid-in capital	267,626	36,665	13,336
Statutory reserve	7,411	1,015	5,268
Accumulated deficit	(143,585)	(19,671)	(161,713)
Accumulated other comprehensive income	399	55	399
Total shareholders’ (deficit) equity	131,970	18,080	(142,648)
Total liabilities, mezzanine equity and shareholders’ (deficit) equity	¥ 141,843	$ 19,432	¥ 98,763